COMMITMENTS - Exchange Note Exchange Financing (Details) - Digital Health Acquisition Corp.		3 Months Ended	12 Months Ended
	Nov. 21, 2023 USD ($) $ / shares	Mar. 31, 2024 USD ($) D $ / shares	Dec. 31, 2023 USD ($) D $ / shares
Note Payable
Share price trigger to determine reset of conversion price | $ / shares	$ 3
Exchange Note
Note Payable
Number of trading days to determine amortization payment | D		10	10
Aggregate current value	$ 3,723,744
Change in fair value		$ (192,801)	$ (97,814)
Exchange Note | Bridge Investor | Exchange Agreement
Note Payable
Aggregate principal amount	$ 2,523,744	$ 2,523,744	$ 2,523,744
Annual fixed rate (as a percent)	8.00%	8.00%	8.00%
Conversion price of convertible notes | $ / shares	$ 10.00	$ 10	$ 10
Share price trigger to determine reset of conversion price | $ / shares		$ 10.00	$ 10.00
Threshold percentage of stock price trigger to determine reset of conversion price		95.00%	95.00%
Maximum reset of conversion price (in dollars per share) | $ / shares		$ 2.0	$ 2.0
Threshold percentage of stock price trigger to determine amortization conversion price		95.00%	95.00%
Number of trading days to determine amortization payment | D		10	10
Minimum conversion price to make amortization payment | $ / shares		$ 2.00	$ 2.00
Aggregate current value	$ 2,523,744	$ 2,814,359	$ 2,621,558
Interest expenses- Bridge Note		51,036	22,433
Change in fair value		192,801	97,814
VSee Note | Bridge Investor | Exchange Agreement
Note Payable
Nonexchangeable principal amount of note		600,000.00	600,000.00
iDoc Note | Bridge Investor | Exchange Agreement
Note Payable
Nonexchangeable principal amount of note		$ 600,000.00	$ 600,000.00